Condensed Consolidated Balance Sheets (Parentheticals) (Unaudited) - shares	Jun. 30, 2016	Dec. 31, 2015
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common units issued	83,079,710	83,079,710
Common units outstanding	83,079,710	83,079,710
General Partners, units issued	1,695,509	1,695,509
General Partners, units outstanding	1,695,509	1,695,509